SCHEDULE OF REAL ESTATE PROPERTY FOR LEASE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Real Estate [Abstract]
Plant	$ 65,826	$ 2,294,868
Land use right	8,410	293,199
Less: accumulated depreciation and amortization	(13,328)	(349,490)
Total real estate property for lease, net	$ 60,908	$ 2,238,577